Income Taxes (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Components of (Provision for) Benefit from Income Taxes
The components of the provision for income taxes are as follows:

Year ended December 31	2016[1]	2017[1]	2018
(in millions)	EUR	EUR	EUR

Netherlands	1,277.0	2,076.6	2,602.0
Foreign	515.2	312.8	335.0
Income before taxes	1,792.2	2,389.4	2,937.0

Provision for income taxes current	(66.5)	(343.0)	(383.1)
Provision for income taxes deferred	(85.4)	55.6	(40.7)
Provision for income taxes Netherlands	(151.9)	(287.4)	(423.8)

Provision for income taxes current	(91.4)	(24.1)	(203.4)
Provision for income taxes deferred	9.0	5.4	275.6
Provision for income taxes Foreign	(82.4)	(18.7)	72.2

Total provision for income taxes current	(158.0)	(367.0)	(586.5)
Total provision for income taxes deferred	(76.4)	61.0	234.9
Provision for income taxes	(234.4)	(306.0)	(351.6)

1.
As of January 1, 2018, ASML has adopted the new Revenue Recognition Standard (ASC 606) and Lease Standard (ASC 842). The comparative numbers have been adjusted to reflect these changes in accounting policies, see Note 1 General information / summary of significant accounting policies.

Reconciliation Between (Provision for) Benefit from Income Taxes
The reconciliation of the provision for income taxes is as follows:

Year ended December 31	2016[1]		2017[1]		2018
(in millions)	EUR	% [2]	EUR	% [2]	EUR	% [2]

Income before income taxes	1,792.2	100.0%	2,389.4	100.0%	2,937.0	100.0%
Income tax provision based on ASML’s domestic rate	(448.1)	25.0%	(597.4)	25.0%	(734.3)	25.0%
Effects of tax rates in foreign jurisdictions	(2.7)	0.2%	21.0	(0.9)%	15.4	(0.5)%
Adjustments in respect of tax exempt income	31.3	(1.7)%	24.0	(1.0)%	6.2	(0.2)%
Adjustments in respect of tax incentives	188.6	(10.5)%	263.1	(11.0)%	311.8	(10.6)%
Adjustments in respect of prior years’ current taxes	(4.7)	0.3%	(38.3)	1.6%	(1.2)	—%
Adjustments in respect of prior years’ deferred taxes	(6.6)	0.4%	40.9	(1.7)%	3.3	(0.1)%
Movements in the liability for unrecognized tax benefits	4.0	(0.2)%	(17.4)	0.7%	(57.2)	1.9%
Tax effects in respect of acquisition related items	8.8	(0.5)%	—	—%	115.3	(3.9)%
Other credits and non tax deductible items	(5.0)	0.3%	(1.9)	0.1%	(10.9)	0.4%
Provision for income taxes	(234.4)	13.1%	(306.0)	12.8%	(351.6)	12.0%

1.
As of January 1, 2018, ASML has adopted the new Revenue Recognition Standard (ASC 606) and Lease Standard (ASC 842). The comparative numbers have been adjusted to reflect these changes in accounting policies, see Note 1 General information / summary of significant accounting policies.

2.	As a percentage of income before income taxes.

Income Taxes Recognized Directly in Shareholders' Equity (Including OCI)
Income taxes recognized directly in shareholders’ equity (including OCI) are as follows:

Income tax recognized in shareholders’ equity	2016	2017	2018
(in millions)	EUR	EUR	EUR
Current tax
OCI (financial instruments)	1.2	(2.3)	(1.4)
Tax benefit from share-based payments [1]	(0.9)	—	—
Deferred tax
OCI (equity method investments)	—	—	(0.9)
Total income tax recognized in shareholders’ equity	0.3	(2.3)	(2.3)

1.
ASU No. 2016-09 is effective as per January 1, 2017. This requires all of the tax effects related to share based payments to be recorded through the Consolidated Statements of Operations. The comparative numbers have not been adjusted to reflect this change.

Liability for Unrecognized Tax Benefits and Deferred Tax Position Recorded on Consolidated Balance Sheets
The liability for unrecognized tax benefits and total deferred tax position recorded on the Consolidated Balance Sheets is as follows:

As of December 31	2017[1]	2018
(in millions)	EUR	EUR
Liability for unrecognized tax benefits	(148.8)	(208.7)
Deferred tax position	(160.6)	193.8
Deferred and other tax assets (liabilities)	(309.4)	(14.9)

Reconciliation of Beginning and Ending Balance of Liability for Unrecognized Tax Benefits
A reconciliation of the beginning and ending balance of the liability for unrecognized tax benefits is as follows:

As of December 31	2017	2018
(in millions)	EUR	EUR

Balance, January 1	(105.5)	(113.9)
Gross increases – tax positions in prior period	(1.3)	(27.4)
Gross decreases – tax positions in prior period	3.4	10.3
Gross increases – tax positions in current period	(19.8)	(21.9)
Acquisitions through business combinations	—	—
Settlements	2.1	—
Lapse of statute of limitations	2.4	13.9
Effect of changes in exchange rates	4.8	(1.4)
Total liability for unrecognized tax benefits	(113.9)	(140.4)

Composition of Deferred Tax Assets and Liabilities Reconciled in Consolidated Balance Sheets
The composition of total deferred tax assets and liabilities reconciled to the classification in the Consolidated Balance Sheets is as follows:

Deferred taxes	January 1, 2018	Effects of changes in accounting principles	Consolidated Statements of Operations	Effect of changes in exchange rates	Income tax recognized in shareholders’ equity	December 31, 2018
(in millions)	EUR [1]		EUR	EUR	EUR	EUR
Deferred tax assets:
Capitalized R&D expenditures	3.2	—	(1.6)	0.1	—	1.7
R&D credits	44.1	—	25.2	1.2	—	70.5
Inventories	46.5	—	4.6	1.8	—	52.9
Deferred revenue	21.0	—	128.7	0.6	—	150.3
Accrued and other liabilities	42.7	—	(4.4)	2.2	—	40.5
Installation and warranty reserve	11.1	—	1.6	0.6	—	13.3
Tax effect carry-forward losses	5.7	—	2.8	—	—	8.5
Property, plant and equipment	9.2	8.2	1.8	0.2	—	19.4
Intangible fixed assets	—	51.7	(3.0)	—	—	48.7
Restructuring and impairment	—	—	—	—	—	—
Alternative minimum tax credits	4.5	—	(4.5)	—	—	—
Share-based payments	7.7	—	(0.3)	0.3	—	7.7
Other temporary differences	20.1	2.6	(2.3)	0.4	0.9	21.7
Total deferred tax assets, gross	215.8	62.5	148.6	7.4	0.9	435.2
Valuation allowance [2]	(49.5)	—	(28.5)	(1.2)	—	(79.2)
Total deferred tax assets, net	166.3	62.5	120.1	6.2	0.9	356.0

Deferred tax liabilities:
Intangible fixed assets	(265.1)	—	149.7	(4.4)	—	(119.8)
Property, plant and equipment	(37.9)	—	13.3	(1.1)	—	(25.7)
Deferred revenue	(13.2)	—	13.1	—	—	(0.1)
Borrowing costs	(1.7)	—	0.2	—	—	(1.5)
Other temporary differences	(9.0)	—	(4.5)	(1.6)	—	(15.1)
Total deferred tax liabilities	(326.9)	—	171.8	(7.1)	—	(162.2)

Net deferred tax assets (liabilities)	(160.6)	62.5	291.9	(0.9)	0.9	193.8

Classified as:
Deferred tax assets – non-current	31.7					236.3
Deferred tax liabilities – non-current	(192.3)					(42.5)
Net deferred tax assets (liabilities)	(160.6)					193.8

1.
As of January 1, 2018, ASML has adopted the new Revenue Recognition Standard (ASC 606) and Lease Standard (ASC 842). The comparative numbers have been adjusted to reflect these changes in accounting policies, see Note 1 General information / summary of significant accounting policies.

2.	The valuation allowance disclosed above relates to R&D credits and Tax effect carry-forward losses that may not be realized.

Deferred taxes	January 1, 2017	Consolidated Statements of Operations	Effect of changes in exchange rates	December 31, 2017
(in millions)	EUR [1]	EUR [1]	EUR	EUR [1]
Deferred tax assets:
Capitalized R&D expenditures	9.5	(5.1)	(1.2)	3.2
R&D credits	35.8	12.6	(4.3)	44.1
Inventories	80.6	(24.0)	(10.1)	46.5
Deferred revenue	47.4	(20.6)	(5.8)	21.0
Accrued and other liabilities	59.3	(9.5)	(7.1)	42.7
Installation and warranty reserve	15.7	(2.7)	(1.9)	11.1
Tax effect carry-forward losses	8.5	(3.1)	0.3	5.7
Property, plant and equipment	11.0	(1.3)	(0.5)	9.2
Intangible fixed assets	—	—	—	—
Restructuring and impairment	0.7	(0.6)	(0.1)	—
Alternative minimum tax credits	5.1	—	(0.6)	4.5
Share-based payments	13.9	(4.5)	(1.7)	7.7
Other temporary differences	26.0	(8.9)	3.0	20.1
Total deferred tax assets, gross	313.5	(67.7)	(30.0)	215.8
Valuation allowance [2]	(42.4)	(11.9)	4.8	(49.5)
Total deferred tax assets, net	271.1	(79.6)	(25.2)	166.3

Deferred tax liabilities:
Intangible fixed assets	(432.4)	140.9	26.4	(265.1)
Property, plant and equipment	(44.7)	1.4	5.4	(37.9)
Deferred revenue	(17.9)	4.7	—	(13.2)
Borrowing costs	(1.8)	0.1	—	(1.7)
Other temporary differences	(17.7)	11.0	(2.3)	(9.0)
Total deferred tax liabilities	(514.5)	158.1	29.5	(326.9)

Net deferred tax assets (liabilities)	(243.4)	78.5	4.3	(160.6)

Classified as:
Deferred tax assets – current	—			—
Deferred tax assets – non-current	34.9			31.7
Deferred tax liabilities – non-current	(278.3)			(192.3)
Net deferred tax assets (liabilities)	(243.4)			(160.6)

1.
As of January 1, 2018, ASML has adopted the new Revenue Recognition Standard (ASC 606) and Lease Standard (ASC 842). The comparative numbers have been adjusted to reflect these changes in accounting policies, see Note 1 General information / summary of significant accounting policies.

2.	The valuation allowance disclosed above relates to R&D credits and Tax effect carry-forward losses that may not be realized.